NATURE OF BUSINESS AND ORGANIZATION (Details)	12 Months Ended
	Jan. 31, 2019 item shares	Jan. 31, 2018 shares	Jan. 31, 2017 shares
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Period of termination of the Trust after the death of the survivor of persons named in the exhibit	21 years
Number of persons named in the exhibit to the Agreement of Trust | item	25
Age of the youngest survivor	54 years
Number of units outstanding	13,120,010	13,120,010	13,120,010
As Previously Reported
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Number of units outstanding		13,120,010	13,120,010